RISK MANAGEMENT - Structural Interest Rate Risk (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 245,105,338	$ 222,154,907
Financial Obligations	216,578,285	200,473,389
Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	240,543,265	218,798,061
Financial Obligations	215,571,441	200,161,260
Checking accounts | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	39,702,878	36,017,602
Time deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	66,853,012	62,616,163
Saving deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	57,221,439	55,778,677
Other deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	472,782
Interbank and overnight funds | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,814,078	4,970,430
Borrowing from banks and other | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,610,766	18,205,320
Long-term debt | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,140,350	19,102,196
Borrowing from development entities | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,646,796	2,998,090
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,256
Financial assets at fair value through profit or loss, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,794,234
Financial assets at fair value through other comprehensive income, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,935,757
Financial assets at amortised cost, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	215,324,860	26,802,972
Financial Obligations		200,161,260
Financial assets at amortised cost, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,972,616
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,128,088
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,650,536
Financial assets available-for-sale, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		18,614,160
Financial assets available-for-sale, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		17,790,127
Held-to-maturity investments, category [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Held-to-maturity investments, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		2,899,039
Service concession arrangements | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,488,414	2,282,611
Commercial loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	102,408,977	99,428,894
Consumer loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	55,455,064	50,382,895
Mortgages and housing leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,592,103	16,151,299
Microcredit loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	425,697	409,688
Other Accounts Receivable | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,069,120	4,466,134
Cash and cash equivalentss | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,401,283	22,336,838
Non-interest | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,316,333	23,533,548
Financial Obligations	17,907,347	15,893,114
Non-interest | Checking accounts | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	17,325,225	15,420,332
Non-interest | Other deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	582,122	472,782
Non-interest | Other Accounts Receivable | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,025,717	3,575,238
Non-interest | Cash and cash equivalentss | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	25,290,616	19,958,310
Less Than One Month | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	50,704,588	39,094,735
Financial Obligations	76,945,718	97,842,171
Less Than One Month | Checking accounts | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	22,377,653	20,597,270
Less Than One Month | Time deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	9,741,623	12,733,132
Less Than One Month | Saving deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	36,523,899	55,778,677
Less Than One Month | Interbank and overnight funds | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,099,084	4,836,246
Less Than One Month | Borrowing from banks and other | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,566,524	3,249,799
Less Than One Month | Long-term debt | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	73,565	123,261
Less Than One Month | Borrowing from development entities | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	563,370	523,786
Less Than One Month | Financial assets at fair value through profit or loss, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	25,077
Less Than One Month | Financial assets at fair value through other comprehensive income, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	131,497
Less Than One Month | Financial assets at amortised cost, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	671,047
Less Than One Month | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		169,328
Less Than One Month | Financial assets available-for-sale, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		495,315
Less Than One Month | Held-to-maturity investments, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		722,026
Less Than One Month | Commercial loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	28,546,532	21,760,032
Less Than One Month | Consumer loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10,538,797	10,003,247
Less Than One Month | Mortgages and housing leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,649,242	3,539,706
Less Than One Month | Microcredit loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	31,729	26,553
Less Than One Month | Cash and cash equivalentss | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,110,667	2,378,528
From one to six months | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	42,614,575	60,356,121
Financial Obligations	65,085,094	38,002,279
From one to six months | Time deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	28,546,101	24,212,202
From one to six months | Saving deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	20,697,540
From one to six months | Interbank and overnight funds | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	714,994	134,184
From one to six months | Borrowing from banks and other | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	11,497,277	5,801,906
From one to six months | Long-term debt | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	3,369,988	6,500,197
From one to six months | Borrowing from development entities | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	259,194	1,353,790
From one to six months | Financial assets at fair value through profit or loss, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	376,999
From one to six months | Financial assets at fair value through other comprehensive income, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,056,389
From one to six months | Financial assets at amortised cost, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	951,850
From one to six months | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		497,031
From one to six months | Financial assets available-for-sale, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,537,630
From one to six months | Held-to-maturity investments, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		832,703
From one to six months | Commercial loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,463,725	43,162,885
From one to six months | Consumer loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,975,944	8,953,299
From one to six months | Mortgages and housing leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,771,712	5,354,545
From one to six months | Microcredit loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	17,956	18,028
Six Month To Twelve Month | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	16,365,356	12,483,298
Financial Obligations	18,875,464	16,165,861
Six Month To Twelve Month | Time deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	15,447,825	13,456,116
Six Month To Twelve Month | Borrowing from banks and other | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,164,075	2,200,184
Six Month To Twelve Month | Long-term debt | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	656,291	416,407
Six Month To Twelve Month | Borrowing from development entities | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,607,273	93,154
Six Month To Twelve Month | Financial assets at fair value through profit or loss, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,216,834
Six Month To Twelve Month | Financial assets at fair value through other comprehensive income, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,163,367
Six Month To Twelve Month | Financial assets at amortised cost, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,348,691
Six Month To Twelve Month | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		580,030
Six Month To Twelve Month | Financial assets available-for-sale, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,300,390
Six Month To Twelve Month | Held-to-maturity investments, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,338,712
Six Month To Twelve Month | Commercial loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	9,612,217	7,089,736
Six Month To Twelve Month | Consumer loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,566,425	1,731,816
Six Month To Twelve Month | Mortgages and housing leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	419,518	404,417
Six Month To Twelve Month | Microcredit loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	38,304	38,197
More Than One Year | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	101,542,413	83,330,359
Financial Obligations	36,757,818	32,257,835
More Than One Year | Time deposits | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	13,117,463	12,214,713
More Than One Year | Borrowing from banks and other | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	6,382,890	6,953,431
More Than One Year | Long-term debt | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	16,040,506	12,062,331
More Than One Year | Borrowing from development entities | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial Obligations	1,216,959	1,027,360
More Than One Year | Financial assets at fair value through profit or loss, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,175,324
More Than One Year | Financial assets at fair value through other comprehensive income, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	15,584,504
More Than One Year | Financial assets at amortised cost, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,028
More Than One Year | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		1,404,147
More Than One Year | Financial assets available-for-sale, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		14,456,792
More Than One Year | Held-to-maturity investments, category [member] | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets		5,598
More Than One Year | Service concession arrangements | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,488,414	2,282,611
More Than One Year | Commercial loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	34,786,503	27,416,241
More Than One Year | Consumer loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	34,373,898	29,694,533
More Than One Year | Mortgages and housing leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	8,751,631	6,852,631
More Than One Year | Microcredit loans and leases | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	337,708	326,910
More Than One Year | Other Accounts Receivable | Interest rate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 3,043,403	$ 890,896